Schedule of investments

Delaware Mid Cap Value Fund January 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.26%
Basic Industry - 7.26%
Axalta Coating Systems †	21,150	$609,331
Berry Global Group †	28,351	1,205,485
Celanese	8,800	910,800
Chemours	33,150	459,791
Graphic Packaging Holding	98,950	1,546,589
Huntsman	49,900	1,025,944
WR Grace & Co.	13,600	916,096
		6,674,036
Business Services - 2.01%
Brink’s	14,450	1,216,545
ManpowerGroup	6,900	631,281
		1,847,826
Capital Spending - 10.99%
AECOM †	27,200	1,311,856
Allison Transmission Holdings	15,550	687,310
Gates Industrial †	49,750	620,383
HD Supply Holdings †	23,950	975,723
ITT	29,400	1,972,152
KBR	63,200	1,719,040
Quanta Services	31,700	1,241,055
Spirit AeroSystems Holdings Class A	9,650	630,338
United Rentals †	7,000	949,830
		10,107,687
Consumer Cyclical - 4.60%
BorgWarner	16,400	562,356
DR Horton	19,150	1,133,680
Johnson Controls International	11,918	470,165
Mohawk Industries †	5,050	664,984
Stanley Black & Decker	8,750	1,394,137
		4,225,322
Consumer Services - 6.61%
Cable One	420	715,693
Cinemark Holdings	20,800	655,408
Darden Restaurants	6,550	762,617
Dollar Tree †	8,800	766,216
Hasbro	5,100	519,537
Marriott International Class A	6,570	920,194
PVH	5,950	518,661
VF	6,950	576,641
ViacomCBS Class B	18,800	641,644
		6,076,611

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Schedule of investments

Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples - 2.63%
Conagra Brands	20,650	$679,798
Tyson Foods Class A	9,350	772,591
US Foods Holding †	24,150	970,105
		2,422,494
Energy - 4.89%
Continental Resources	29,750	809,795
Hess	25,850	1,462,335
Marathon Oil	109,650	1,246,721
Ovintiv	32,908	514,352
Patterson-UTI Energy	58,250	462,505
		4,495,708
Financial Services - 22.14%
Affiliated Managers Group	8,000	638,800
Allstate	13,350	1,582,509
American Financial Group	12,850	1,397,951
Assurant	8,600	1,122,816
Comerica	25,450	1,556,522
East West Bancorp	42,700	1,957,368
First Hawaiian	32,790	952,877
Globe Life	12,375	1,290,217
Hancock Whitney	31,700	1,259,758
Hartford Financial Services Group	24,050	1,425,684
KeyCorp	94,750	1,772,773
Raymond James Financial	28,600	2,614,898
Reinsurance Group of America	8,150	1,174,007
Synchrony Financial	49,550	1,605,915
		20,352,095
Healthcare - 4.95%
AmerisourceBergen	6,950	594,642
Becton Dickinson and Co.	1,850	509,083
Quest Diagnostics	9,450	1,045,831
Service Corp. International	17,250	827,137
Zimmer Biomet Holdings	10,650	1,575,135
		4,551,828
Real Estate Investment Trusts - 10.64%
Apartment Investment & Management Class A	23,552	1,241,426
Brandywine Realty Trust	61,900	966,878
Highwoods Properties	20,400	1,022,244
Host Hotels & Resorts	66,300	1,083,342
Kimco Realty	53,900	1,026,795
Life Storage	11,550	1,307,229
Outfront Media	28,400	844,616

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(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
VEREIT	145,950	$1,424,472
Welltower	10,200	866,082
		9,783,084
Technology - 12.52%
Agilent Technologies	13,750	1,135,200
Avnet	24,800	904,952
Citrix Systems	2,550	309,111
DXC Technology	8,500	270,980
Fiserv †	6,650	788,757
Flex †	79,450	1,044,768
Keysight Technologies †	12,725	1,183,298
ON Semiconductor †	23,150	535,923
Qorvo †	7,100	751,606
Synopsys †	18,050	2,662,556
Teradyne	22,200	1,464,978
Western Digital	7,000	458,500
		11,510,629
Transportation - 2.41%
CSX	6,650	507,661
JB Hunt Transport Services	7,750	836,457
Southwest Airlines	15,900	874,182
		2,218,300
Utilities - 7.61%
CMS Energy	26,300	1,801,813
Edison International	13,600	1,041,080
MDU Resources Group	24,700	731,367
Public Service Enterprise Group	30,950	1,832,240
WEC Energy Group	15,900	1,588,251
		6,994,751
Total Common Stock (cost $87,933,520)		91,260,371

Short-Term Investments – 0.74%
Money Market Mutual Funds - 0.74%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.49%)	135,359	135,359
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.46%)	135,359	135,359
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.46%)	135,359	135,359
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.45%)	135,359	135,359

NQ-577 [1/20] 3/20 (1110433) 3

Schedule of investments

Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.44%)	135,358	$135,358
Total Short-Term Investments (cost $676,794)		676,794
Total Value of Securities – 100.00%
(cost $88,610,314)		91,937,165
Liabilities Net of Receivables and Other Assets – 0.00%		(1,269)
Net Assets Applicable to 14,481,153 Shares Outstanding – 100.00%		$91,935,896
† Non-income producing security.
GS – Goldman Sachs

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